Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 01, 2013
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Global X Nigeria Index ETF (Prospectus Summary) | Global X Nigeria Index ETF | Global X Nigeria Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NGE